UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2025

Item 1: Schedule of Investments.

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio
Common Stocks | 98.4%
Brazil | 11.6%
Banco do Brasil SA	1,141,004	$5,636,587
BB Seguridade Participacoes SA	977,200	6,901,166
CCR SA	1,296,150	2,643,883
Engie Brasil Energia SA	360,698	2,439,861
Petroleo Brasileiro SA ADR	389,143	5,580,311
PRIO SA (*)	439,000	3,061,833
Rede D’Or Sao Luiz SA (#)	307,000	1,517,125
Vale SA ADR	408,352	4,075,353
Vibra Energia SA	968,200	3,016,691
		34,872,810
Chile | 0.6%
Sociedad Quimica y Minera de Chile SA ADR	43,360	1,722,693
China | 27.9%
Alibaba Group Holding Ltd. ADR	45,471	6,012,630
Anhui Conch Cement Co. Ltd., Class H	1,285,875	3,635,506
China Construction Bank Corp., Class H	10,469,038	9,288,388
China Medical System Holdings Ltd.	2,999,000	2,871,878
China Merchants Bank Co. Ltd., Class H	900,237	5,297,151
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,269,200	2,876,797
ENN Natural Gas Co. Ltd., Class A	1,083,020	2,925,788
Gree Electric Appliances, Inc. of Zhuhai, Class A	358,098	2,245,936
Hengan International Group Co. Ltd.	1,002,527	2,811,014
Huayu Automotive Systems Co. Ltd., Class A	1,051,096	2,621,273
JD.com, Inc. ADR	78,760	3,238,611
Lenovo Group Ltd.	2,054,000	2,788,124
Midea Group Co. Ltd., Class A	379,000	4,109,319
NetEase, Inc. ADR	63,044	6,488,488
Ping An Insurance Group Co. of China Ltd., Class H	747,000	4,456,838
Sinopharm Group Co. Ltd., Class H	2,065,197	4,808,763
Tencent Holdings Ltd.	47,100	3,001,802
Tingyi Cayman Islands Holding Corp.	3,656,000	6,137,614
Want Want China Holdings Ltd.	4,608,000	2,909,812
Weichai Power Co. Ltd., Class H	2,439,958	5,139,593
		83,665,325
Egypt | 0.8%
Commercial International Bank - Egypt (CIB) GDR	1,545,338	2,334,389

Description	Shares	Fair Value
Greece | 3.2%
Metlen Energy & Metals SA	63,359	$2,798,025
National Bank of Greece SA	411,173	4,236,623
OPAP SA	130,610	2,598,018
		9,632,666
Hong Kong | 0.7%
ASMPT Ltd.	312,788	2,196,344
Hungary | 3.1%
MOL Hungarian Oil & Gas PLC	415,311	3,271,158
OTP Bank Nyrt	90,079	6,069,347
		9,340,505
India | 4.9%
Axis Bank Ltd.	188,474	2,426,814
Indus Towers Ltd. (*)	1,532,406	5,957,326
Tata Consultancy Services Ltd.	57,001	2,395,457
UPL Ltd.	534,547	3,961,479
		14,741,076
Indonesia | 4.2%
Astra International Tbk. PT	10,685,104	3,165,211
Bank Mandiri Persero Tbk. PT	12,615,360	3,949,350
Telkom Indonesia Persero Tbk. PT ADR	237,365	3,505,881
United Tractors Tbk. PT	1,415,300	2,005,446
		12,625,888
Mexico | 7.4%
America Movil SAB de CV ADR	249,580	3,549,028
Cemex SAB de CV ADR	605,415	3,396,378
Grupo Aeroportuario del Pacifico SAB de CV ADR	20,002	3,710,571
Grupo Financiero Banorte SAB de CV, Class O	648,365	4,496,687
Grupo Mexico SAB de CV Series B	421,472	2,107,308
Kimberly-Clark de Mexico SAB de CV, Class A	1,607,189	2,634,865
Ternium SA ADR	78,937	2,459,677
		22,354,514
Peru | 0.7%
Credicorp Ltd.	12,173	2,266,126

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio (continued)
Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	545,705	$0
Sberbank of Russia PJSC (¢)	1,580,119	2
		2
South Africa | 7.7%
Bidvest Group Ltd.	265,586	3,423,666
Life Healthcare Group Holdings Ltd.	2,727,806	2,056,978
Nedbank Group Ltd.	341,336	4,800,867
Sanlam Ltd.	870,534	3,917,515
Standard Bank Group Ltd.	361,864	4,734,835
Vodacom Group Ltd.	597,699	4,086,076
		23,019,937
South Korea | 9.6%
Coway Co. Ltd.	52,355	2,888,143
Hyundai Mobis Co. Ltd.	14,771	2,627,374
KB Financial Group, Inc.	90,529	4,866,127
Kia Corp.	41,206	2,602,061
KT Corp.	93,232	3,136,354
KT&G Corp.	28,506	1,966,407
Shinhan Financial Group Co. Ltd.	131,365	4,194,535
SK Hynix, Inc.	49,218	6,526,907
		28,807,908
Taiwan | 11.5%
ASE Technology Holding Co. Ltd.	1,240,000	5,433,696
Globalwafers Co. Ltd.	234,000	2,266,226
MediaTek, Inc.	135,000	5,692,539
Novatek Microelectronics Corp.	241,000	3,977,337
Taiwan Semiconductor Manufacturing Co. Ltd.	397,989	11,095,060
Wiwynn Corp.	53,000	2,658,717
Yageo Corp.	221,993	3,249,074
		34,372,649
Thailand | 1.7%
Kasikornbank PCL	623,869	2,975,676
PTT Exploration & Production PCL (‡)	614,600	2,110,564
		5,086,240

Description	Shares	Fair Value
Turkey | 0.7%
BIM Birlesik Magazalar AS	165,065	$1,991,053
United Kingdom | 1.3%
Unilever PLC	65,414	3,896,422
United States | 0.8%
Schlumberger NV	55,614	2,324,665
Total Common Stocks (Cost $251,553,227)		295,251,212

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 1.8%
Fixed Income Clearing Corp., 4.37%, 04/01/25 (Dated 03/31/25, collateralized by $5,539,300 United States Treasury Bond, 4.375%, 08/15/43, with a fair value of $5,395,939) Proceeds of $5,290,642 (Cost $5,290,000)	$5,290	$5,290,000

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)
Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28% (7 day yield) (Cost $287,647)	287,647	$287,647
Total Investments | 100.3% (Cost $257,130,874)		$300,828,859
Liabilities in Excess of Cash and Other Assets | (0.3)%		(1,031,219)
Net Assets | 100.0%		$299,797,640

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio
Common Stocks | 55.7%
Australia | 0.8%
AGL Energy Ltd.	33,690	$221,077
Computershare Ltd. ADR	10,758	266,476
Evolution Mining Ltd.	43,365	193,962
Northern Star Resources Ltd.	25,974	299,913
Perseus Mining Ltd.	126,894	267,057
Qantas Airways Ltd.	59,741	340,685
REA Group Ltd.	423	58,578
Westgold Resources Ltd.	42,691	77,807
		1,725,555
Bermuda | 0.3%
Hamilton Insurance Group Ltd., Class B (*)	17,603	364,910
RenaissanceRe Holdings Ltd.	809	194,160
		559,070
Brazil | 0.1%
MercadoLibre, Inc. (*)	84	163,873
Burkina Faso | 0.1%
IAMGOLD Corp. (*)	19,466	121,472
Canada | 1.7%
Agnico Eagle Mines Ltd.	3,246	351,679
B2Gold Corp.	33,225	94,430
Canadian Natural Resources Ltd.	3,586	110,342
CGI, Inc.	1,264	126,185
Dollarama, Inc.	4,857	519,367
Emera, Inc.	7,198	303,166
Fairfax Financial Holdings Ltd.	396	572,334
Kinross Gold Corp.	25,171	317,119
Metro, Inc.	5,632	391,643
SSR Mining, Inc. (*)	9,155	91,825
Suncor Energy, Inc.	11,743	454,689
Teekay Tankers Ltd., Class A	6,480	247,990
Torex Gold Resources, Inc. (*)	3,411	94,457
		3,675,226

Description	Shares	Fair Value
China | 0.3%
BOC Hong Kong Holdings Ltd.	69,500	$281,358
NXP Semiconductors NV	1,486	282,429
Yangzijiang Shipbuilding Holdings Ltd.	57,500	100,393
		664,180
Denmark | 0.2%
Carlsberg AS, Class B ADR	8,198	208,885
Novo Nordisk AS, Class B	1,901	131,763
		340,648
Finland | 0.3%
Kone OYJ ADR	7,314	201,428
Nokia OYJ	103,788	547,323
		748,751
France | 1.4%
BNP Paribas SA	9,898	824,332
Bureau Veritas SA ADR	2,989	181,089
Credit Agricole SA	12,829	233,213
EssilorLuxottica SA ADR	1,525	219,752
Gaztransport Et Technigaz SA	543	82,283
Legrand SA ADR	8,763	185,162
LVMH Moet Hennessy Louis Vuitton SE ADR	1,523	188,654
Orange SA	32,872	426,225
Pernod Ricard SA ADR	4,831	95,654
Societe Generale SA	5,434	245,333
TotalEnergies SE	3,622	234,092
		2,915,789
Germany | 0.2%
Commerzbank AG	2,030	46,083
Infineon Technologies AG	2,297	75,858
Rheinmetall AG	146	209,394
Siemens Energy AG (*)	780	45,544
TUI AG (*)	10,708	72,982
		449,861
Hong Kong | 0.4%
AIA Group Ltd. ADR	4,737	143,294
Techtronic Industries Co. Ltd. ADR	5,285	317,431

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
WH Group Ltd. (#)	456,500	$419,756
		880,481
India | 0.1%
WNS Holdings Ltd. (*)	4,424	272,032
Ireland | 0.3%
Accenture PLC, Class A	1,809	564,480
AIB Group PLC	15,907	103,257
Cimpress PLC (*)	1,029	46,542
		714,279
Israel | 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	51,143	75,281
Wix.com Ltd. (*)	410	66,986
		142,267
Italy | 0.5%
Banco BPM SpA	12,500	127,106
BPER Banca SpA	23,026	180,634
Buzzi SpA	4,837	233,578
Ferrari NV	375	159,946
Leonardo SpA	2,222	108,447
Telecom Italia SpA (*)	362,130	122,440
UniCredit SpA	1,120	62,863
		995,014
Japan | 4.4%
ABC-Mart, Inc.	3,700	68,809
Activia Properties, Inc. REIT	41	93,009
AGC, Inc.	6,600	200,755
Canon, Inc.	8,200	255,681
Chugoku Electric Power Co., Inc.	38,500	220,758
Dai-ichi Life Holdings, Inc.	10,800	82,219
Dai Nippon Printing Co. Ltd.	8,100	114,959
Daiichi Sankyo Co. Ltd.	3,000	70,398
Daito Trust Construction Co. Ltd.	2,200	225,009
East Japan Railway Co.	8,500	167,573
Electric Power Development Co. Ltd.	23,300	393,889
FANUC Corp. ADR	13,722	187,031
FUJIFILM Holdings Corp.	4,700	89,979
GS Yuasa Corp.	5,000	79,961
Gunma Bank Ltd.	12,700	105,055

Description	Shares	Fair Value
Hachijuni Bank Ltd.	13,000	$92,116
Inpex Corp.	7,000	96,337
Iwatani Corp.	7,300	73,100
Iyogin Holdings, Inc.	14,700	173,409
Japan Airlines Co. Ltd.	4,900	83,684
Japan Post Bank Co. Ltd.	23,200	234,311
Japan Post Holdings Co. Ltd.	52,900	528,434
Kajima Corp.	4,700	95,966
KDDI Corp.	17,400	274,592
Kirin Holdings Co. Ltd.	7,500	103,970
Kuraray Co. Ltd.	10,700	131,600
Kyoto Financial Group, Inc.	17,000	259,121
Kyushu Electric Power Co., Inc.	35,500	309,866
Lasertec Corp.	500	42,892
Leopalace21 Corp.	26,600	103,968
Mazda Motor Corp.	10,900	68,898
Mebuki Financial Group, Inc.	22,000	107,155
MEIJI Holdings Co. Ltd.	9,500	205,619
Mitsubishi Chemical Group Corp.	16,300	80,448
Mitsubishi Electric Corp.	31,000	566,012
Mitsui Mining & Smelting Co. Ltd.	5,900	172,090
Mizuho Financial Group, Inc. ADR	68,933	379,821
MS&AD Insurance Group Holdings, Inc.	21,400	463,569
Nagoya Railroad Co. Ltd.	9,500	110,590
Namura Shipbuilding Co. Ltd.	3,000	46,133
NGK Insulators Ltd.	17,500	215,251
Nintendo Co. Ltd. ADR	6,563	112,687
Nippon Telegraph & Telephone Corp.	458,400	442,763
Osaka Gas Co. Ltd.	16,700	378,167
Panasonic Holdings Corp.	10,500	125,779
Shizuoka Financial Group, Inc.	12,400	134,976
SoftBank Corp.	282,600	393,826
Sumitomo Corp.	3,600	80,873
T&D Holdings, Inc.	4,100	87,333
Tokyo Electron Ltd.	800	109,088
Toyota Motor Corp.	7,100	125,233
		9,364,762
Mexico | 0.0%
Fresnillo PLC	9,236	112,610
Monaco | 0.1%
Scorpio Tankers, Inc.	4,335	162,909

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Netherlands | 0.8%
Argenx SE ADR (*)	309	$182,886
ASM International NV	455	207,112
EXOR NV	2,911	264,882
Koninklijke Ahold Delhaize NV	3,464	129,504
Koninklijke KPN NV	43,205	182,917
Wolters Kluwer NV	1,924	298,847
Wolters Kluwer NV ADR	2,842	442,215
		1,708,363
Norway | 0.2%
Kongsberg Gruppen ASA	2,719	398,649
Portugal | 0.0%
Galp Energia SGPS SA	5,147	90,506
Singapore | 0.4%
City Developments Ltd.	15,800	58,759
Jardine Cycle & Carriage Ltd.	4,500	88,319
Oversea-Chinese Banking Corp. Ltd.	6,400	81,788
Sea Ltd. ADR (*)	816	106,480
Sembcorp Industries Ltd.	17,200	80,363
Singapore Airlines Ltd.	18,900	95,303
Singapore Exchange Ltd.	14,000	139,375
United Overseas Bank Ltd.	8,000	225,313
		875,700
Spain | 0.5%
Banco Bilbao Vizcaya Argentaria SA	4,768	64,994
Banco Santander SA	82,825	557,864
Iberdrola SA	6,533	105,615
Industria de Diseno Textil SA ADR	10,908	272,700
		1,001,173
Sweden | 0.3%
Assa Abloy AB ADR	12,694	190,156
Boliden AB	2,300	75,307
Essity AB, Class B	4,235	120,368
Hexagon AB ADR	23,056	246,469
		632,300

Description	Shares	Fair Value
Switzerland | 0.3%
ABB Ltd. ADR	8,597	$448,248
Logitech International SA	2,319	197,223
		645,471
Thailand | 0.0%
Fabrinet (*)	463	91,447
United Kingdom | 2.1%
AstraZeneca PLC	1,487	217,317
AstraZeneca PLC ADR	4,909	360,811
Barclays PLC	54,767	205,655
Coca-Cola Europacific Partners PLC	4,101	356,910
Diageo PLC ADR	3,581	375,253
Fidelis Insurance Holdings Ltd.	5,634	91,271
Global Ship Lease, Inc., Class A	5,016	114,616
Harbour Energy PLC	22,076	59,896
HSBC Holdings PLC	19,321	219,075
NatWest Group PLC	119,744	701,561
RELX PLC ADR	10,129	510,603
Rolls-Royce Holdings PLC (*)	13,415	129,704
Serco Group PLC	36,286	73,996
Standard Chartered PLC	29,609	438,835
Unilever PLC ADR	6,997	416,671
Vodafone Group PLC	199,393	186,593
		4,458,767
United States | 39.8%
Abercrombie & Fitch Co., Class A (*)	508	38,796
Adobe, Inc. (*)	905	347,095
ADT, Inc.	16,860	137,240
Adtalem Global Education, Inc. (*)	938	94,400
AES Corp.	3,836	47,643
Airbnb, Inc., Class A (*)	1,525	182,176
Akamai Technologies, Inc. (*)	1,190	95,795
Albertsons Cos., Inc., Class A	4,621	101,616
Alexandria Real Estate Equities, Inc. REIT	4,805	444,511
Allison Transmission Holdings, Inc.	4,420	422,861
Allstate Corp.	446	92,353
Alnylam Pharmaceuticals, Inc. (*)	269	72,635
Alphabet, Inc., Class A	2,273	351,497
Alphabet, Inc., Class C	11,922	1,862,574

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Altria Group, Inc.	9,662	$579,913
Amazon.com, Inc. (*)	17,504	3,330,311
Ameren Corp.	802	80,521
American Electric Power Co., Inc.	4,184	457,186
American Express Co.	3,079	828,405
American Tower Corp. REIT	892	194,099
Ameriprise Financial, Inc.	838	405,684
Amphenol Corp., Class A	5,694	373,469
Aon PLC, Class A	1,374	548,350
Apple, Inc.	21,776	4,837,103
Applied Industrial Technologies, Inc.	347	78,193
AppLovin Corp., Class A (*)	141	37,361
Arch Capital Group Ltd.	840	80,791
Argan, Inc.	708	92,868
Arista Networks, Inc. (*)	1,017	78,797
Assurant, Inc.	484	101,519
AT&T, Inc.	8,798	248,807
Atlassian Corp., Class A (*)	987	209,451
Atmos Energy Corp.	1,842	284,736
Automatic Data Processing, Inc.	463	141,460
Avery Dennison Corp.	882	156,970
Axis Capital Holdings Ltd.	2,058	206,294
Bank of America Corp.	7,257	302,835
Bank of New York Mellon Corp.	14,627	1,226,766
Becton Dickinson & Co.	1,000	229,060
Biogen, Inc. (*)	1,446	197,871
BJ’s Wholesale Club Holdings, Inc. (*)	2,395	273,269
Booking Holdings, Inc.	117	539,008
Booz Allen Hamilton Holding Corp.	4,230	442,373
BorgWarner, Inc.	2,014	57,701
Boston Scientific Corp. (*)	3,916	395,046
Brady Corp., Class A	1,073	75,797
Brinker International, Inc. (*)	354	52,764
Broadcom, Inc.	4,280	716,600
CACI International, Inc., Class A (*)	209	76,686
Cal-Maine Foods, Inc.	2,238	203,434
Carnival Corp. (*)	2,557	49,938
Carnival PLC ADR (*)	4,597	80,585
Caterpillar, Inc.	441	145,442
Cboe Global Markets, Inc.	1,104	249,824
Centene Corp. (*)	2,676	162,460
Charles Schwab Corp.	6,330	495,512
Chemed Corp.	331	203,671
Chipotle Mexican Grill, Inc. (*)	890	44,687
Chord Energy Corp.	554	62,447

Description	Shares	Fair Value
Chubb Ltd.	438	$132,272
Cigna Group	701	230,629
Cinemark Holdings, Inc.	3,156	78,553
Cirrus Logic, Inc. (*)	5,071	505,351
Clear Secure, Inc., Class A	3,912	101,360
Clorox Co.	1,100	161,975
CME Group, Inc.	971	257,597
CMS Energy Corp.	4,718	354,369
Coca-Cola Co.	8,063	577,472
Coca-Cola Consolidated, Inc.	126	170,100
Colgate-Palmolive Co.	8,917	835,523
Comfort Systems USA, Inc.	902	290,742
Concentra Group Holdings Parent, Inc.	3,964	86,019
Copart, Inc. (*)	5,029	284,591
Corpay, Inc. (*)	492	171,570
Costco Wholesale Corp.	410	387,770
Coterra Energy, Inc.	10,221	295,387
Coursera, Inc. (*)	12,295	81,885
Curtiss-Wright Corp.	667	211,619
Danaher Corp.	1,675	343,375
Darden Restaurants, Inc.	633	131,512
Deckers Outdoor Corp. (*)	1,038	116,059
Dell Technologies, Inc., Class C	1,439	131,165
Dine Brands Global, Inc.	2,747	63,923
Docusign, Inc. (*)	3,181	258,933
Dollar Tree, Inc. (*)	3,265	245,104
Duke Energy Corp.	1,239	151,121
eBay, Inc.	1,786	120,966
Electronic Arts, Inc.	2,199	317,799
Elevance Health, Inc.	301	130,923
Eli Lilly & Co.	840	693,764
EMCOR Group, Inc.	219	80,949
Encompass Health Corp.	1,315	133,183
EOG Resources, Inc.	4,686	600,933
EPAM Systems, Inc. (*)	398	67,198
Equifax, Inc.	1,052	256,225
Equitable Holdings, Inc.	4,629	241,125
Etsy, Inc. (*)	1,864	87,944
Everest Group Ltd.	185	67,216
EverQuote, Inc., Class A (*)	4,982	130,479
Exelixis, Inc. (*)	2,115	78,086
Expedia Group, Inc.	969	162,889
F5, Inc. (*)	1,683	448,132
Fidelity National Information Services, Inc.	662	49,438
Fiserv, Inc. (*)	4,555	1,005,881

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Flex Ltd. (*)	2,810	$92,955
Fortinet, Inc. (*)	2,442	235,067
Frontdoor, Inc. (*)	1,621	62,279
FTI Consulting, Inc. (*)	405	66,452
Garmin Ltd.	426	92,497
Generac Holdings, Inc. (*)	530	67,124
General Mills, Inc.	4,659	278,562
General Motors Co.	4,000	188,120
Gilead Sciences, Inc.	4,782	535,823
Goldman Sachs Group, Inc.	1,414	772,454
GSK PLC	47,600	909,107
H&R Block, Inc.	2,115	116,135
Hartford Insurance Group, Inc.	3,935	486,878
HCA Healthcare, Inc.	2,783	961,666
HealthEquity, Inc. (*)	2,124	187,698
Hess Corp.	664	106,061
Hewlett Packard Enterprise Co.	7,804	120,416
Horace Mann Educators Corp.	2,536	108,363
Hormel Foods Corp.	5,231	161,847
HP, Inc.	5,728	158,608
Impinj, Inc. (*)	509	46,166
Ingredion, Inc.	1,057	142,917
Intercontinental Exchange, Inc.	2,831	488,347
International Business Machines Corp.	259	64,403
International Seaways, Inc.	1,747	58,000
Intuit, Inc.	461	283,049
Intuitive Surgical, Inc. (*)	173	85,682
IQVIA Holdings, Inc. (*)	1,733	305,528
Jackson Financial, Inc., Class A	3,225	270,190
Johnson & Johnson	3,136	520,074
Juniper Networks, Inc.	2,411	87,254
Kimberly-Clark Corp.	7,621	1,083,859
KLA Corp.	208	141,398
Kroger Co.	1,814	122,790
Lam Research Corp.	1,038	75,463
Lantheus Holdings, Inc. (*)	887	86,571
Lockheed Martin Corp.	2,909	1,299,479
LPL Financial Holdings, Inc.	259	84,729
Marvell Technology, Inc.	2,211	136,131
Masco Corp.	660	45,896
MasterCard, Inc., Class A	2,493	1,366,463
Matador Resources Co.	908	46,390
Maximus, Inc.	2,118	144,426
McDonald’s Corp.	1,129	352,666
McGrath RentCorp	707	78,760

Description	Shares	Fair Value
Merck & Co., Inc.	19,174	$1,721,058
Meta Platforms, Inc., Class A	3,601	2,075,472
Micron Technology, Inc.	582	50,570
Microsoft Corp.	6,363	2,388,607
Molson Coors Beverage Co., Class B	1,403	85,401
Monolithic Power Systems, Inc.	223	129,336
Morgan Stanley	6,667	777,839
Morningstar, Inc.	239	71,669
Motorola Solutions, Inc.	711	311,283
National HealthCare Corp.	913	84,726
NetApp, Inc.	3,996	351,009
Netflix, Inc. (*)	1,007	939,058
NETGEAR, Inc. (*)	3,416	83,555
Neurocrine Biosciences, Inc. (*)	1,071	118,453
NewMarket Corp.	180	101,961
NIKE, Inc., Class B	2,294	145,623
Northrop Grumman Corp.	658	336,903
Novartis AG	18,899	2,102,279
NRG Energy, Inc.	897	85,628
Nutanix, Inc., Class A (*)	1,461	101,992
NVIDIA Corp.	35,588	3,857,027
Oracle Corp.	1,637	228,869
Ovintiv, Inc.	1,907	81,620
Palantir Technologies, Inc., Class A (*)	572	48,277
Paychex, Inc.	459	70,815
PepsiCo, Inc.	2,947	441,873
Pfizer, Inc.	10,276	260,394
PG&E Corp.	6,679	114,745
Philip Morris International, Inc.	4,357	691,587
Pinnacle West Capital Corp.	3,298	314,134
Pinterest, Inc., Class A (*)	7,773	240,963
PJT Partners, Inc., Class A	551	75,972
Plexus Corp. (*)	838	107,373
Portland General Electric Co.	8,825	393,595
Prestige Consumer Healthcare, Inc. (*)	2,330	200,310
Primoris Services Corp.	1,150	66,021
Procter & Gamble Co.	5,491	935,776
PTC, Inc. (*)	1,826	282,939
Qorvo, Inc. (*)	3,371	244,094
QUALCOMM, Inc.	6,937	1,065,593
Qualys, Inc. (*)	630	79,336
Regeneron Pharmaceuticals, Inc.	361	228,957
Republic Services, Inc.	300	72,648
Roche Holding AG	4,821	1,585,157
Rockwell Automation, Inc.	883	228,150

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Ross Stores, Inc.	684	$87,408
S&P Global, Inc.	1,031	523,851
Salesforce, Inc.	1,757	471,509
Sanofi SA	1,147	127,099
SBA Communications Corp. REIT	1,469	323,195
Sealed Air Corp.	2,799	80,891
ServiceNow, Inc. (*)	656	522,268
Simon Property Group, Inc. REIT	1,662	276,025
Southwest Gas Holdings, Inc.	1,398	100,376
Spotify Technology SA (*)	146	80,304
Stride, Inc. (*)	739	93,484
Sysco Corp.	2,109	158,259
Targa Resources Corp.	1,477	296,094
Target Corp.	3,575	373,087
Tesla, Inc. (*)	2,992	775,407
Texas Instruments, Inc.	1,938	348,259
Texas Pacific Land Corp.	96	127,199
Thermo Fisher Scientific, Inc.	750	373,200
TJX Cos., Inc.	5,222	636,040
Trane Technologies PLC	1,627	548,169
Uber Technologies, Inc. (*)	1,130	82,332
United Therapeutics Corp. (*)	335	103,270
UnitedHealth Group, Inc.	1,076	563,555
Uniti Group, Inc. REIT	16,966	85,509
Universal Health Services, Inc., Class B	3,659	687,526
Verizon Communications, Inc.	5,943	269,574
Visa, Inc., A Shares	1,983	694,962
Vistra Corp.	1,008	118,380
Walmart, Inc.	5,126	450,012
Walt Disney Co.	5,416	534,559
Warner Music Group Corp., Class A	3,513	110,133
Waste Management, Inc.	2,899	671,147
Western Union Co.	5,956	63,014
Westlake Corp.	493	49,315
Williams-Sonoma, Inc.	1,793	283,473
Workday, Inc., Class A (*)	356	83,137
Xcel Energy, Inc.	8,172	578,496
Zeta Global Holdings Corp., Class A (*)	2,969	40,260
Zoetis, Inc.	1,617	266,239
Zoom Communications, Inc., Class A (*)	1,026	75,688
		84,492,457
Total Common Stocks (Cost $93,822,682)		118,403,612
Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 13.2%
Australia | 0.4%
Telstra Corp. Ltd., 4.000%, 04/19/27 (**)	AUD	1,200	$744,294
Canada | 0.2%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	490	480,529
Denmark | 0.5%
Nykredit Realkredit AS, 1.000%, 01/01/27	DKK	8,175	1,163,279
Germany | 0.6%
Commerzbank AG, 3.375%, 12/12/25 (**)	EUR	460	501,538
Mercedes-Benz Group AG, 0.750%, 09/10/30 (**)	EUR	740	705,022
			1,206,560
Japan | 0.1%
NTT Finance Corp., 4.239%, 07/25/25 (#)	USD	200	199,769
Norway | 0.5%
DNB Boligkreditt AS, 4.970% (3 Month NOK NIBOR+0.450%), 02/08/28 (§)	NOK	10,000	953,805
Sweden | 0.1%
Swedbank Hypotek AB, 3.000%, 03/28/29 (**)	SEK	2,500	249,805

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Switzerland | 0.8%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	440	$390,843
Pfandbriefzentrale der schweizerischen Kantonalbanken AG, Series 405, 2.000%, 10/30/25 (**)	CHF	400	456,476
UBS Group AG, 4.750% (1-Year EURIBOR ICE Swap+1.600%), 03/17/32 (**), (§)	EUR	835	953,356
			1,800,675
United Kingdom | 0.9%
Ashtead Capital, Inc., 4.250%, 11/01/29 (**)	USD	1,295	1,246,760
Tesco Corporate Treasury Services PLC, 2.750%, 04/27/30 (**)	GBP	580	668,348
			1,915,108
United States | 9.1%
Adobe, Inc.:
2.300%, 02/01/30	USD	615	558,284
4.950%, 04/04/34	USD	373	375,943
American Express Co., 5.442% (SOFR+1.320%), 01/30/36 (§)	USD	410	414,406
Amgen, Inc., 3.000%, 02/22/29	USD	1,205	1,141,781
Apple, Inc., 1.650%, 02/08/31	USD	485	419,008
AT&T, Inc., 3.500%, 06/01/41	USD	860	663,527
Bank of America Corp., 1.978% (CDOR 3 Month+0.600%), 09/15/27 (§)	CAD	305	208,410
Clean Harbors, Inc., 4.875%, 07/15/27 (**)	USD	425	418,983
Comcast Corp., 4.650%, 02/15/33	USD	825	808,686
Dell International LLC/EMC Corp., 5.300%, 10/01/29	USD	372	378,761
Eaton Corp., 4.150%, 11/02/42	USD	575	493,268
Description	Security Currency	Principal Amount (000)	Fair Value
Goldman Sachs Group, Inc., 0.750%, 03/23/32 (**)	EUR	1,050	$942,241
Home Depot, Inc., 5.875%, 12/16/36	USD	510	545,287
John Deere Financial, Inc., 4.380%, 07/11/28	CAD	1,140	820,272
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.750%, 09/15/30	USD	770	663,508
JPMorgan Chase & Co., 3.540% (SOFR+1.642%), 05/01/28 (§)	USD	535	524,279
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	108	103,680
Lowe’s Cos., Inc., 5.000%, 04/15/33	USD	795	791,687
McDonald’s Corp., 4.857%, 05/21/31	CAD	560	412,782
Microsoft Corp., 3.500%, 11/15/42	USD	1,260	1,043,992
Morgan Stanley, 3.625%, 01/20/27	USD	215	212,621
Oracle Corp., 5.250%, 02/03/32	USD	615	622,931
PepsiCo, Inc., 2.875%, 10/15/49	USD	445	293,515
Procter & Gamble Co.:
1.200%, 10/29/30	USD	70	59,386
4.550%, 01/29/34	USD	243	241,819
Prologis Euro Finance LLC, 0.500%, 02/16/32	EUR	860	760,442
Prologis LP, 3.250%, 09/11/29 (**)	CNY	2,940	413,415
Schneider Electric SE, 0.875%, 12/13/26 (**)	EUR	1,000	1,053,622
Starbucks Corp., 4.450%, 08/15/49	USD	550	452,687
Stryker Corp., 4.250%, 09/11/29	USD	890	879,203
Sysco Corp., 2.400%, 02/15/30	USD	610	548,482
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	175	156,219
United Rentals North America, Inc., 4.875%, 01/15/28	USD	820	805,998

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Verizon Communications, Inc., 3.875%, 02/08/29	USD	639	$623,750
Waste Management, Inc., 4.800%, 03/15/32	USD	412	412,801
			19,265,676
Total Corporate Bonds (Cost $28,046,393)			27,979,500

Description		Shares	Fair Value
Exchange-Traded Funds | 1.3%
iShares MSCI World ETF (Cost $1,488,184)		17,660	$2,705,159

Description	Security Currency	Principal Amount (000)	Fair Value
Foreign Government Obligations | 17.6%
Australia | 0.6%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	885	$469,723
Queensland Treasury Corp.:
1.250%, 03/10/31 (**)	AUD	985	513,216
4.750%, 02/02/34 (**)	AUD	320	197,060
			1,179,999
Bermuda | 1.2%
Bermuda Government International Bonds:
3.717%, 01/25/27 (**)	USD	1,280	1,253,200
2.375%, 08/20/30 (#)	USD	1,560	1,354,018
			2,607,218
Canada | 1.1%
British Columbia, 3.200%, 06/18/44	CAD	1,285	771,679
Description	Security Currency	Principal Amount (000)	Fair Value
Quebec, 1.850%, 02/13/27	CAD	1,195	$820,020
Vancouver, 2.900%, 11/20/25	CAD	1,150	800,489
			2,392,188
Chile | 0.7%
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 10/01/28 (**)	CLP	400,000	410,715
Chile Government International Bonds, 0.830%, 07/02/31	EUR	1,260	1,146,934
			1,557,649
Colombia | 0.4%
Colombia Government International Bonds:
9.850%, 06/28/27	COP	2,244,000	526,860
8.000%, 04/20/33	USD	400	412,900
			939,760
Costa Rica | 0.5%
Costa Rica Government International Bonds, 6.125%, 02/19/31 (**)	USD	1,010	1,022,625
Croatia | 0.2%
Croatia Government International Bonds, 1.750%, 03/04/41 (**)	EUR	590	486,475
Czech Republic | 0.3%
Czech Republic Government Bonds, 3.690% (PRIBOR 6 Month-0.100%), 11/19/27 (**), (§)	CZK	12,790	554,157
Denmark | 0.3%
Denmark Government Bonds, 0.000%, 11/15/31	DKK	4,685	584,704

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Estonia | 0.0%
Estonia Government International Bonds, 3.250%, 01/17/34 (**)	EUR	75	$79,827
France | 0.4%
French Republic Government Bonds OAT, 1.750%, 06/25/39 (**)	EUR	935	797,980
Hungary | 0.2%
Hungary Government International Bonds, 1.750%, 06/05/35 (**)	EUR	591	485,549
Ireland | 0.6%
Ireland Government Bonds, 1.350%, 03/18/31 (**)	EUR	1,280	1,287,428
Israel | 0.4%
Israel Government Bonds - Fixed, 1.750%, 08/31/25	ILS	3,300	888,342
Italy | 0.7%
Italy Buoni Poliennali Del Tesoro:
4.000%, 04/30/35 (**)	EUR	860	953,552
3.650%, 08/01/35 (**)	EUR	400	426,014
			1,379,566
Japan | 2.2%
Japan Bank for International Cooperation, 1.625%, 01/20/27	USD	750	717,059
Japan Government Forty Year Bonds, 1.400%, 03/20/55	JPY	83,650	430,308
Japan Government Ten Year Bonds, 0.400%, 06/20/25	JPY	136,000	906,736
Japan Government Twenty Year Bonds, 2.000%, 12/20/44	JPY	125,200	807,928
Description	Security Currency	Principal Amount (000)	Fair Value
Japan Government Two Year Bonds, 0.100%, 01/01/26	JPY	285,600	$1,897,329
			4,759,360
Mexico | 0.8%
Mexico Bonos, 8.500%, 05/31/29	MXN	25,730	1,241,504
Mexico Government International Bonds, 6.750%, 09/27/34	USD	400	418,800
			1,660,304
New Zealand | 0.9%
Housing New Zealand Ltd., 3.420%, 10/18/28 (**)	NZD	730	406,548
New Zealand Local Government Funding Agency Bonds:
1.500%, 04/20/29 (**)	NZD	1,955	1,003,463
2.000%, 04/15/37 (**)	NZD	1,430	579,678
			1,989,689
Panama | 0.6%
Panama Government International Bonds:
8.875%, 09/30/27	USD	495	534,541
3.875%, 03/17/28	USD	685	651,606
			1,186,147
Peru | 0.9%
Peru Government Bonds, 6.150%, 08/12/32	PEN	3,985	1,087,246
Peruvian Government International Bonds, 3.000%, 01/15/34	USD	855	707,085
			1,794,331
Poland | 0.3%
Poland Government Bonds, 5.810% (WIBOR 6 Month), 05/25/28 (§)	PLN	2,475	632,164

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Portugal | 0.8%
Portugal Obrigacoes do Tesouro OT, 1.650%, 07/16/32 (**)	EUR	1,680	$1,676,307
Romania | 0.1%
Romania Government Bonds, 7.200%, 10/28/26	RON	975	212,578
Singapore | 0.4%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	1,080	846,693
Slovenia | 0.3%
Slovenia Government Bonds, 1.500%, 03/25/35 (**)	EUR	570	523,312
Spain | 0.6%
Spain Government Bonds, 1.000%, 07/30/42 (**)	EUR	1,925	1,344,234
Switzerland | 0.4%
Swiss Confederation Government Bonds:
1.500%, 07/24/25 (**)	CHF	290	329,205
0.500%, 06/27/32 (**)	CHF	515	585,526
			914,731
Thailand | 0.5%
Thailand Government Bonds, 1.585%, 12/17/35	THB	37,800	1,066,200
United Arab Emirates | 0.2%
Abu Dhabi Government International Bonds, 5.000%, 04/30/34 (**)	USD	400	409,172
Description	Security Currency	Principal Amount (000)	Fair Value
United Kingdom | 1.0%
U.K. Gilts:
0.875%, 07/31/33 (**)	GBP	1,395	$1,349,474
1.250%, 10/22/41 (**)	GBP	1,100	822,005
			2,171,479
Total Foreign Government Obligations (Cost $37,925,896)			37,430,168
Quasi Government Bonds | 1.1%
Germany | 1.1%
Kreditanstalt fuer Wiederaufbau:
0.000%, 09/15/28 (**)	EUR	605	603,458
1.750%, 09/14/29	USD	1,375	1,248,996
0.000%, 04/18/36	USD	865	532,814
Total Quasi Government Bonds (Cost $2,468,511)			2,385,268
Supranational Bonds | 4.5%
Asian Development Bank:
6.200%, 10/06/26	INR	46,800	543,936
2.950%, 06/05/29	EUR	380	416,759
European Bank for Reconstruction & Development:
30.000%, 08/25/25	TRY	14,020	333,694
4.250%, 02/07/28	IDR	11,840,000	675,258
European Investment Bank, 1.000%, 01/28/28 (**)	CAD	1,475	979,320
European Union:
2.750%, 02/04/33 (**)	EUR	445	473,057
0.400%, 02/04/37 (**)	EUR	805	623,988
Inter-American Development Bank, 5.100%, 11/17/26	IDR	10,900,000	644,150
Inter-American Investment Corp., 1.100%, 06/30/26	AUD	837	502,508
International Bank for Reconstruction & Development:
2.900%, 11/26/25	AUD	1,353	838,676
1.250%, 03/16/26	NOK	9,710	896,206

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
1.125%, 09/13/28	USD	568	$515,877
9.500%, 02/09/29	BRL	7,375	1,152,671
International Finance Corp.:
2.125%, 04/07/26	USD	435	426,431
1.500%, 04/15/35	AUD	1,321	610,436
Total Supranational Bonds (Cost $10,667,134)			9,632,967
U.S. Municipal Bonds | 0.9%
United States | 0.9%
California:
7.550%, 04/01/39	USD	700	846,712
5.875%, 10/01/41	USD	925	953,099
Total U.S. Municipal Bonds (Cost $1,948,338)			1,799,811
U.S. Treasury Securities | 4.9%
U.S. Treasury Bills, 0.000%, 06/12/25	USD	2,120	2,102,234
U.S. Treasury Bonds:
1.750%, 08/15/41	USD	4,131	2,799,559
3.625%, 02/15/53	USD	1,972	1,660,871
U.S. Treasury Inflation-Indexed Notes, 1.250%, 04/15/28 (††)	USD	492	492,490
U.S. Treasury Notes:
4.125%, 11/15/32	USD	2,550	2,553,785
4.375%, 05/15/34	USD	795	805,745
Total U.S. Treasury Securities (Cost $10,195,046)			10,414,684

Description	Shares	Fair Value
Warrants | 0.0%
Canada | 0.0%
Constellation Software, Inc., Expires 03/31/40i (*), (¢) (Cost $0)	431	$0
Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28% (7 day yield) (Cost $297,458)	297,458	297,458
Total Investments | 99.3% (Cost $186,859,642) (»)		$211,048,627
Cash and Other Assets in Excess of Liabilities | 0.7%		1,385,177
Net Assets | 100.0%		$212,433,804

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at March 31, 2025:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	47,472	USD	30,000	JPM	04/23/25	$—	$332
AUD	144,010	USD	90,000	JPM	04/23/25	—	—
AUD	520,000	USD	326,594	SSB	06/26/25	—	1,442
CAD	292,513	USD	205,100	HSB	04/23/25	—	1,614
CAD	292,044	USD	204,243	HSB	04/23/25	—	1,083
CAD	258,766	USD	180,000	HSB	04/23/25	11	—
CAD	84,947	USD	60,000	JPM	04/23/25	—	906
CHF	375,199	USD	419,739	HSB	04/23/25	5,423	—
CHF	182,534	USD	202,769	MSC	04/23/25	4,072	—
CNY	1,231,875	USD	170,000	HSB	04/23/25	—	204
CNY	3,409,760	USD	470,000	HSB	04/23/25	—	16
CNY	41,173,781	USD	5,624,597	HSB	04/23/25	50,590	—
EUR	1,209,784	USD	1,310,000	CIT	04/23/25	—	386
EUR	2,716,894	USD	2,809,436	CIT	04/23/25	131,654	—
EUR	157,538	USD	170,000	HSB	04/23/25	538	—
EUR	428,823	USD	450,000	HSB	04/23/25	14,209	—
EUR	692,791	USD	716,396	HSB	04/23/25	33,564	—
EUR	1,115,022	USD	1,214,369	HSB	06/26/25	—	2,920
EUR	190,618	USD	197,102	MSC	04/23/25	9,246	—
GBP	71,673	USD	90,000	CIT	04/23/25	2,579	—
GBP	206,292	USD	252,318	CIT	04/23/25	14,147	—
GBP	159,100	USD	194,641	HSB	04/23/25	10,867	—
GBP	216,750	USD	280,000	JPM	04/23/25	—	27
GBP	201,627	USD	246,630	JPM	04/23/25	13,809	—
GBP	170,000	USD	219,712	SSB	06/26/25	—	131
HUF	52,451,012	USD	130,400	HSB	04/23/25	10,247	—
IDR	2,940,668,877	USD	177,920	JPM	04/23/25	—	560
INR	37,488,959	USD	429,811	HSB	04/23/25	8,061	—
JPY	414,804,126	USD	2,700,663	CIT	04/23/25	71,386	—
JPY	94,237,907	USD	630,000	HSB	04/23/25	—	228
JPY	523,158,690	USD	3,406,431	HSB	04/23/25	89,730	—
JPY	33,365,820	USD	220,000	JPM	04/23/25	2,977	—
KRW	1,342,005,852	USD	923,846	JPM	04/23/25	—	11,449
MXN	5,379,597	USD	262,000	HSB	04/23/25	121	—
NZD	335,865	USD	189,440	HSB	04/23/25	1,348	—
RON	346,152	USD	71,242	CIT	04/23/25	3,904	—
RON	68,622	USD	14,127	HSB	04/23/25	771	—
SEK	1,212,061	USD	108,984	MSC	04/23/25	11,751	—
SGD	518,335	USD	390,000	JPM	04/23/25	—	3,752
USD	302,774	AUD	486,388	HSB	04/23/25	—	1,197
USD	1,845,307	AUD	2,963,740	JPM	04/23/25	—	6,901
USD	303,295	AUD	487,130	MSC	04/23/25	—	1,140
USD	197,269	AUD	314,547	MSC	04/23/25	691	—
USD	252,886	CAD	361,146	CIT	04/23/25	1,654	—
USD	111,594	CAD	160,587	HSB	04/23/25	—	118
USD	334,644	CAD	477,916	HSB	04/23/25	2,182	—
USD	2,059,383	CAD	2,941,061	JPM	04/23/25	13,435	—

Lazard Retirement Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	133,329	CAD	190,399	MSC	04/23/25	$878	$—
USD	93,182	CAD	133,146	SSB	06/26/25	268	—
USD	553,016	CHF	499,302	HSB	04/23/25	—	12,776
USD	959,212	CHF	866,037	MSC	04/23/25	—	22,152
USD	401,147	CHF	350,000	SSB	06/26/25	1,542	—
USD	370,494	COP	1,539,125,000	HSB	04/23/25	3,492	—
USD	26,541	CZK	649,553	HSB	04/23/25	—	1,612
USD	42,211	DKK	303,790	CIT	04/23/25	—	1,875
USD	860,450	DKK	6,191,050	HSB	04/23/25	—	37,996
USD	386,355	DKK	2,779,761	JPM	04/23/25	—	17,044
USD	24,080	DKK	173,292	MSC	04/23/25	—	1,068
USD	758,000	EUR	725,208	CIT	04/23/25	—	27,052
USD	2,133,999	EUR	1,962,643	MSC	04/23/25	9,401	—
USD	164,014	GBP	126,904	SSB	06/26/25	98	—
USD	670,032	HKD	5,200,000	SSB	06/26/25	504	—
USD	178,493	IDR	2,940,668,877	JPM	04/23/25	1,132	—
USD	437,621	ILS	1,578,883	CIT	04/23/25	12,781	—
USD	149,215	ILS	538,981	HSB	04/23/25	4,188	—
USD	279,076	ILS	1,007,161	JPM	04/23/25	8,073	—
USD	826,640	JPY	121,765,236	CIT	06/26/25	7,096	—
USD	910,000	JPY	140,405,192	HSB	04/23/25	—	28,299
USD	430,571	JPY	63,771,699	HSB	04/23/25	4,398	—
USD	1,544,165	JPY	227,433,934	HSB	06/26/25	13,415	—
USD	414,377	JPY	63,570,658	JPM	04/23/25	—	10,452
USD	418,263	JPY	62,539,457	MSC	04/23/25	325	—
USD	1,116,079	JPY	164,390,641	SSB	06/26/25	9,644	—
USD	158,642	MXN	3,336,024	CIT	04/23/25	—	3,906
USD	103,304	MXN	2,172,302	HSB	04/23/25	—	2,541
USD	77,930	MXN	1,617,826	JPM	04/23/25	—	899
USD	469,233	MXN	9,866,644	MSC	04/23/25	—	11,519
USD	86,134	NOK	983,079	HSB	04/23/25	—	7,310
USD	1,128,229	NOK	12,876,333	JPM	04/23/25	—	95,688
USD	944,185	NZD	1,683,201	CIT	04/23/25	—	11,957
USD	667,123	NZD	1,189,341	HSB	04/23/25	—	8,481
USD	371,788	PEN	1,403,984	CIT	04/23/25	—	10,152
USD	507,547	PEN	1,916,395	HSB	04/23/25	—	13,790
USD	337,128	PLN	1,399,218	HSB	04/23/25	—	23,872
USD	120,268	SGD	163,936	CIT	04/23/25	—	1,892
USD	519,592	SGD	708,201	JPM	04/23/25	—	8,140
USD	413,804	SGD	550,000	SSB	06/26/25	2,630	—
USD	693,778	THB	23,843,475	HSB	04/23/25	—	10,065
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$588,832	$404,944

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio
Common Stocks | 97.5%
Australia | 1.2%
Rio Tinto PLC	22,094	$1,320,833
Belgium | 1.2%
KBC Group NV	14,325	1,310,154
Brazil | 0.8%
TOTVS SA	145,300	849,681
Canada | 2.5%
Gildan Activewear, Inc.	36,621	1,619,004
Suncor Energy, Inc.	27,180	1,052,409
		2,671,413
China | 2.7%
Contemporary Amperex Technology Co. Ltd., Class A	21,100	739,513
Li Ning Co. Ltd.	502,000	1,030,850
Tencent Holdings Ltd.	17,100	1,089,826
		2,860,189
Denmark | 0.7%
Novo Nordisk AS, Class B	10,705	741,989
Finland | 1.1%
Fortum OYJ	74,244	1,217,158
France | 13.4%
Air Liquide SA	9,692	1,844,404
Bureau Veritas SA	59,599	1,801,921
Capgemini SE	9,670	1,446,006
Cie de Saint-Gobain SA	7,471	742,633
Engie SA	99,627	1,941,311
Orange SA	149,005	1,932,028
Pernod Ricard SA	7,597	754,617
Societe Generale SA	27,121	1,224,454
Thales SA	10,077	2,705,577
		14,392,951

Description	Shares	Fair Value
Germany | 9.8%
Brenntag SE	17,058	$1,102,108
Continental AG	17,619	1,231,540
Merck KGaA	10,397	1,423,497
MTU Aero Engines AG	4,440	1,537,800
Puma SE	33,033	799,911
Rheinmetall AG	1,254	1,798,496
Siemens AG	7,187	1,648,904
Siemens Healthineers AG (#)	18,264	979,952
		10,522,208
Greece | 1.7%
National Bank of Greece SA	182,962	1,885,194
Hong Kong | 2.8%
AIA Group Ltd.	197,800	1,495,212
Techtronic Industries Co. Ltd.	122,000	1,469,354
		2,964,566
Israel | 0.9%
Wix.com Ltd. (*)	6,120	999,886
Italy | 2.7%
Ryanair Holdings PLC ADR	27,899	1,182,080
UniCredit SpA	30,735	1,725,076
		2,907,156
Japan | 18.5%
Bandai Namco Holdings, Inc.	39,500	1,323,933
FANUC Corp.	50,200	1,370,027
Hitachi Ltd.	42,000	972,345
Kokusai Electric Corp.	57,200	940,590
MatsukiyoCocokara & Co.	102,400	1,602,643
Mitsui Fudosan Co. Ltd.	109,200	974,895
Mizuho Financial Group, Inc.	66,700	1,816,606
NEC Corp.	98,000	2,079,796
Nippon Sanso Holdings Corp.	44,200	1,335,644
Nitori Holdings Co. Ltd.	10,200	1,009,916
Otsuka Holdings Co. Ltd.	14,500	752,655
Renesas Electronics Corp.	61,124	830,276
Resona Holdings, Inc.	138,700	1,200,483

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio (continued)
Shimadzu Corp.	47,100	$1,178,025
Suzuki Motor Corp.	131,200	1,599,664
Toyo Suisan Kaisha Ltd.	15,800	930,181
		19,917,679
Mexico | 1.0%
Arca Continental SAB de CV	103,900	1,086,395
Netherlands | 3.4%
ASML Holding NV	2,904	1,921,568
ING Groep NV Series N	87,206	1,707,198
		3,628,766
Singapore | 2.5%
DBS Group Holdings Ltd.	47,296	1,623,173
Singapore Telecommunications Ltd.	418,700	1,061,568
		2,684,741
South Korea | 0.7%
SK Hynix, Inc.	5,721	758,674
Spain | 2.5%
Bankinter SA	145,582	1,619,759
Industria de Diseno Textil SA	20,982	1,046,628
		2,666,387
Sweden | 2.3%
Hexagon AB, B Shares	132,008	1,414,516
Sandvik AB	49,186	1,037,609
		2,452,125
Switzerland | 2.9%
ABB Ltd.	34,757	1,798,717
Cie Financiere Richemont SA, Class A	7,828	1,366,969
		3,165,686
Taiwan | 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,196	1,194,536

Description	Shares	Fair Value
United Kingdom | 13.7%
3i Group PLC	43,199	$2,023,652
AstraZeneca PLC	7,943	1,160,827
Coca-Cola Europacific Partners PLC	13,621	1,189,006
Compass Group PLC	49,209	1,624,655
Croda International PLC	33,662	1,275,681
JD Sports Fashion PLC	461,394	405,765
RELX PLC	82,028	4,120,367
Unilever PLC	50,366	3,000,489
		14,800,442
United States | 7.4%
Aon PLC, Class A	4,588	1,831,025
Chubb Ltd.	3,526	1,064,817
CRH PLC	10,857	955,090
Experian PLC	36,278	1,681,393
ICON PLC (*)	2,671	467,398
Roche Holding AG	5,923	1,947,497
		7,947,220
Total Common Stocks (Cost $87,803,409)		104,946,029
Preferred Stocks | 1.0%
Brazil | 1.0%
Itau Unibanco Holding SA (Cost $957,915)	191,180	$1,052,311

Description	Principal Amount (000)	Fair Value
Lazard Retirement International Equity Portfolio (concluded)
Repurchase Agreements | 1.6%
Fixed Income Clearing Corp., 4.37%, 04/01/25 (Dated 03/31/25, collateralized by $1,969,700 United States Treasury Bond, 3.875%, 05/15/43, with a fair value of $1,815,678) Proceeds of $1,780,216 (Cost $1,780,000)	$1,780	$1,780,000

Description	Shares	Fair Value
Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28% (7 day yield) (Cost $100,392)	100,392	$100,392
Total Investments | 100.2% (Cost $90,641,716)		$107,878,732
Liabilities in Excess of Cash and Other Assets | (0.2)%		(208,500)
Net Assets | 100.0%		$107,670,232

Description	Shares	Fair Value
Lazard Retirement US Small Cap Equity Select Portfolio
Common Stocks | 98.7%
Aerospace & Defense | 0.8%
Standardaero, Inc.	11,332	$301,885
Automobile Components | 1.0%
Gentherm, Inc. (*)	13,294	355,482
Automobiles | 1.3%
Thor Industries, Inc.	6,395	484,805
Banks | 7.9%
BankUnited, Inc.	25,889	891,617
Commerce Bancshares, Inc.	8,808	548,122
Home BancShares, Inc.	23,503	664,430
Wintrust Financial Corp.	6,846	769,901
		2,874,070
Biotechnology | 5.5%
Arcutis Biotherapeutics, Inc. (*)	33,120	517,997
Aurinia Pharmaceuticals, Inc. (*)	69,429	558,209
Janux Therapeutics, Inc. (*)	6,674	180,198
Rhythm Pharmaceuticals, Inc. (*)	9,158	485,099
Vaxcyte, Inc. (*)	6,420	242,419
		1,983,922
Building Products | 2.1%
Hayward Holdings, Inc. (*)	24,775	344,868
Janus International Group, Inc. (*)	54,956	395,683
		740,551
Capital Markets | 6.0%
DigitalBridge Group, Inc.	51,595	455,068
Evercore, Inc., Class A	1,614	322,348
StepStone Group, Inc., Class A	14,974	782,092
Stifel Financial Corp.	6,640	625,886
		2,185,394
Commercial Services & Supplies | 3.8%
ABM Industries, Inc.	7,354	348,285
Casella Waste Systems, Inc., Class A (*)	5,878	655,456

Description	Shares	Fair Value
Driven Brands Holdings, Inc. (*)	22,249	$381,348
		1,385,089
Construction Materials | 1.2%
Eagle Materials, Inc.	1,907	423,221
Consumer Staples Distribution & Retail | 4.8%
BJ’s Wholesale Club Holdings, Inc. (*)	6,764	771,773
Chefs’ Warehouse, Inc. (*)	9,603	522,979
Guardian Pharmacy Services, Inc., Class A	20,972	445,865
		1,740,617
Containers & Packaging | 1.5%
Graphic Packaging Holding Co.	21,091	547,522
Electrical Equipment | 2.3%
EnerSys	4,877	446,636
Generac Holdings, Inc. (*)	2,903	367,665
		814,301
Electronic Equipment, Instruments & Components | 3.6%
Cognex Corp.	13,405	399,871
Coherent Corp. (*)	9,555	620,502
Mirion Technologies, Inc. (*)	19,673	285,258
		1,305,631
Energy Equipment & Services | 3.1%
Atlas Energy Solutions, Inc.	25,667	457,899
Cactus, Inc., Class A	5,055	231,671
Liberty Energy, Inc.	27,104	429,056
		1,118,626
Entertainment | 1.4%
Roku, Inc. (*)	7,054	496,884
Ground Transportation | 1.3%
Landstar System, Inc.	3,184	478,237
Health Care Equipment & Supplies | 5.7%
Enovis Corp. (*)	13,609	520,000

Description	Shares	Fair Value
Lazard Retirement US Small Cap Equity Select Portfolio (continued)
Inspire Medical Systems, Inc. (*)	2,805	$446,781
Lantheus Holdings, Inc. (*)	5,892	575,059
RxSight, Inc. (*)	21,188	534,997
		2,076,837
Health Care Technology | 2.5%
Evolent Health, Inc., Class A (*)	43,885	415,591
Schrodinger, Inc. (*)	23,723	468,292
		883,883
Hotels, Restaurants & Leisure | 4.0%
First Watch Restaurant Group, Inc. (*)	31,525	524,891
Kura Sushi USA, Inc., Class A (*)	7,511	384,563
Wyndham Hotels & Resorts, Inc.	5,958	539,259
		1,448,713
Insurance | 6.4%
Abacus Global Management, Inc. (*)	51,576	386,305
First American Financial Corp.	13,200	866,316
Hanover Insurance Group, Inc.	1,916	333,288
Reinsurance Group of America, Inc.	3,648	718,291
		2,304,200
Interactive Media & Services | 1.4%
Cars.com, Inc. (*)	43,838	494,054
IT Services | 1.9%
DigitalOcean Holdings, Inc. (*)	20,716	691,707
Life Sciences Tools & Services | 0.6%
Maravai LifeSciences Holdings, Inc., Class A (*)	102,335	226,160
Machinery | 7.4%
Gates Industrial Corp. PLC (*)	30,147	555,006
Middleby Corp. (*)	4,293	652,450
Nordson Corp.	1,954	394,161
REV Group, Inc.	14,403	455,135
Toro Co.	8,695	632,561
		2,689,313

Description	Shares	Fair Value
Oil, Gas & Consumable Fuels | 2.6%
Antero Resources Corp. (*)	12,867	$520,341
Magnolia Oil & Gas Corp., Class A	16,468	415,982
		936,323
Pharmaceuticals | 1.0%
Axsome Therapeutics, Inc. (*)	3,212	374,616
Professional Services | 1.3%
Verra Mobility Corp. (*)	21,179	476,739
Retail REITs | 1.6%
Brixmor Property Group, Inc.	21,198	562,807
Semiconductors & Semiconductor Equipment | 5.0%
Allegro MicroSystems, Inc. (*)	19,413	487,849
Credo Technology Group Holding Ltd. (*)	6,386	256,462
MKS Instruments, Inc.	6,102	489,075
Onto Innovation, Inc. (*)	4,752	576,607
		1,809,993
Software | 2.7%
SPS Commerce, Inc. (*)	2,897	384,519
Zeta Global Holdings Corp., Class A (*)	44,779	607,203
		991,722
Specialized REITs | 2.2%
CubeSmart	18,606	794,662
Specialty Retail | 1.8%
RH (*)	1,586	371,774
Warby Parker, Inc., Class A (*)	15,384	280,451
		652,225
Textiles, Apparel & Luxury Goods | 1.9%
Crocs, Inc. (*)	6,477	687,857

Description	Shares	Fair Value
Lazard Retirement US Small Cap Equity Select Portfolio (concluded)
Trading Companies & Distributors | 1.1%
Beacon Roofing Supply, Inc. (*)	3,098	$383,223
Total Common Stocks (Cost $37,080,749)		35,721,271

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 0.9%
Fixed Income Clearing Corp., 4.37%, 04/01/25 (Dated 03/31/25, collateralized by $335,100 United States Treasury Bond, 4.375%, 08/15/43, with a fair value of $326,446) Proceeds of $320,039 (Cost $320,000)	$320	$320,000

Description	Shares	Fair Value
Short-Term Investments | 0.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28% (7 day yield) (Cost $22,204)	22,204	$22,204
Total Investments | 99.6% (Cost $37,422,953)		$36,063,475
Cash and Other Assets in Excess of Liabilites | 0.4%		129,903
Net Assets | 100.0%		$36,193,378

Lazard Retirement Series, Inc. Notes to Portfolio of Investments
March 31, 2025 (unaudited)

(*)	Non-income producing security.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, as amended these securities may only be traded among “qualified institutional buyers.” March 31, 2025, the percentage of net assets for each Portfolio was as follows:

Portfolio	Percentage of Net Assets
Emerging Markets Equity Portfolio	0.5%
Global Dynamic Multi Asset Portfolio	0.9%
International Equity Portfolio	0.9%

(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under US Generally Accepted Accounting Principles in the United States of America hierarchy.
(**)	Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. At March 31, 2025, these securities amounted to 13.5% of net assets of Lazard Retirement Global Dynamic Multi-Asset Portfolio.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2025.
(††)	A note or bond that offers protection from inflation by paying a fixed rate of interest on the principal amount that is adjusted for inflation, in the applicable region, based on the Consumer Price Index or other equivalent regional benchmarks for measuring inflation.
(»)	The portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	-	American Depositary Receipt
CDOR	-	Canadian Dollar Offered Rate
ETF	-	Exchange-Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
GDR	-	Global Depositary Receipt
ICE	-	Intercontinental Exchange
NIBOR	-	Norway Interbank Offered Rate
PJSC	-	Public Joint Stock Company
PRIBOR	-	Prague Interbank Offered Rate
REITs	-	Real Estate Investment Trusts
SOFR	-	Secured Overnight Financing Rate
WIBOR	-	Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound Sterling
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican New Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PLN	-	Polish Zloty
RON	-	New Romanian Leu
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	New Turkey Lira
USD	-	United States Dollar

Counterparty Abbreviations:

CIT	-	Citibank N.A.
HSB	-	HSBC Bank USA N.A.
JPM	-	JPMorgan Chase Bank N.A.
MSC	-	Morgan Stanley & Co.
SSB	-	State Street Bank & Trust Co.

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio	Lazard Retirement International Equity Portfolio
Common Stocks, Preferred Stocks, Corporate Bonds and Quasi Government Bonds
Aerospace & Defense	—%	1.3%	5.6%
Automobile Components	1.8	—	1.2
Automobiles	0.9	1.1	1.5
Banks	22.5	6.9	14.0
Beverages	—	1.4	2.8
Biotechnology	—	1.3	—
Broadline Retail	3.1	2.0	—
Building Products	—	0.8	0.7
Capital Markets	—	2.6	1.9
Chemicals	1.9	0.2	4.1
Commercial Services & Supplies	—	1.9	—
Communications Equipment	—	0.6	—
Construction & Engineering	—	0.1	—
Construction Materials	2.3	0.1	0.9
Consumer Finance	—	0.4	—
Consumer Staples Distribution & Retail	1.7	1.4	1.5
Containers & Packaging	—	0.1	—
Diversified Consumer Services	—	0.4	—
Diversified REITs	—	0.6	—
Diversified Telecommunication Services	4.2	2.0	2.8
Electric Utilities	—	1.5	1.1
Electrical Equipment	—	1.2	2.4
Electronic Equipment, Instruments & Components	1.1	0.4	2.4
Energy Equipment & Services	0.8	—	—
Entertainment	2.2	1.2	—
Financial Services	—	2.1	—
Food Products	3.0	1.3	0.9
Gas Utilities	1.0	0.4	—
Ground Transportation	—	0.2	—
Health Care Equipment & Supplies	—	0.8	0.9
Health Care Providers & Services	2.8	1.7	—
Health Care REITs	—	0.2	—
Hotels, Restaurants & Leisure	0.9	0.8	1.5
Household Durables	3.1	0.1	—
Household Products	0.9	1.6	—
Independent Power & Renewable Electricity Producers	0.8	0.3	—

Industrial Conglomerates	3.0	—	2.4
Insurance	5.1	2.1	4.1
Interactive Media & Services	1.0	2.3	1.0
IT Services	0.8	0.9	4.2
Leisure Products	—	—	1.2
Life Sciences Tools & Services	—	0.6	0.4
Machinery	1.7	1.6	3.7
Marine Transportation	—	0.1	—
Media	—	0.4	—
Metals & Mining	2.8	1.0	1.2
Multi-Utilities	—	0.3	1.8
Oil, Gas & Consumable Fuels	5.4	1.3	1.0
Passenger Airlines	—	0.3	1.1
Personal Care Products	2.2	0.3	2.8
Pharmaceuticals	0.9	4.4	5.6
Professional Services	—	1.3	7.1
Real Estate Management & Development	—	0.2	0.9
Retail REITs	—	0.1	—
Semiconductors & Semiconductor Equipment	12.4	3.8	5.3
Software	—	3.8	0.8
Specialized REITs	—	0.3	—
Specialty Retail	1.0	1.6	2.2
Technology Hardware, Storage & Peripherals	1.8	3.0	—
Textiles, Apparel & Luxury Goods	—	0.3	4.5
Tobacco	0.6	0.6	—
Trading Companies & Distributors	—	—	1.0
Transportation Infrastructure	2.1	—	—
Wireless Telecommunication Services	2.6	0.4	—
Subtotal	98.4	70.0	98.5
Exchange-Traded Funds	—	1.3	—
Foreign Government Obligations	—	17.6	—
Supranational Bonds	—	4.5	—
U.S. Municipal Bonds	—	0.9	—
U.S. Treasury Securities	—	4.9	—
Warrants	—	0.0	—
Repurchase Agreements	1.8	—	1.6
Short-Term Investments	0.1	0.1	0.1
Total Investments	100.3%	99.3%	100.2%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Nathan A. Paul Nathan A. Paul Chief Executive Officer

Date: May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul Nathan A. Paul Chief Executive Officer

Date: May 22, 2025

By:	/s/ Christina Kennedy Christina Kennedy Chief Financial Officer

Date: May 22, 2025